Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Merrill Lynch Mortgage Investors Inc.
LITTON LOAN SERVICING LP,
June 25, 2006
June 01, 2006
May 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
06/22/2006 11:35 am
C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
26-Jun-06
Accrual Periods:
Begin End
Determination Date:
16-Jun-06
Libor Certificates 6/1/2006 6/25/2006
Record Date Libor Certificates:
23-Jun-06
Fixed Certificates, Class CE 5/1/2006 5/31/2006
Record Date P, CE, R, R-X Certificates:
1-Jun-06
Original
Beginning
Class Interest
Net WAC
Allocable
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
AV-1 $236,387,000.00 $236,387,000.00 $2,763,495.04 $845,257.53 $0.00 $3,608,752.57 $0.00 $0.00 $233,623,504.96
AV-2 $56,709,000.00 $56,709,000.00 $0.00 $204,745.48 $0.00 $204,745.48 $0.00 $0.00 $56,709,000.00
AV-3 $74,651,000.00 $74,651,000.00 $0.00 $272,634.78 $0.00 $272,634.78 $0.00 $0.00 $74,651,000.00
AV-4 $44,079,000.00 $44,079,000.00 $0.00 $163,736.96 $0.00 $163,736.96 $0.00 $0.00 $44,079,000.00
M-1 $18,222,000.00 $18,222,000.00 $0.00 $68,194.06 $0.00 $68,194.06 $0.00 $0.00 $18,222,000.00
M-2 $17,181,000.00 $17,181,000.00 $0.00 $64,417.53 $0.00 $64,417.53 $0.00 $0.00 $17,181,000.00
M-3 $10,152,000.00 $10,152,000.00 $0.00 $38,133.87 $0.00 $38,133.87 $0.00 $0.00 $10,152,000.00
M-4 $8,850,000.00 $8,850,000.00 $0.00 $33,550.47 $0.00 $33,550.47 $0.00 $0.00 $8,850,000.00
M-5 $8,850,000.00 $8,850,000.00 $0.00 $33,611.93 $0.00 $33,611.93 $0.00 $0.00 $8,850,000.00
M-6 $8,069,000.00 $8,069,000.00 $0.00 $31,150.04 $0.00 $31,150.04 $0.00 $0.00 $8,069,000.00
B-1 $9,631,000.00 $9,631,000.00 $0.00 $48,155.00 $0.00 $48,155.00 $0.00 $0.00 $9,631,000.00
B-2 $8,069,000.00 $8,069,000.00 $0.00 $40,345.00 $0.00 $40,345.00 $0.00 $0.00 $8,069,000.00
B-3 $5,206,000.00 $5,206,000.00 $0.00 $26,030.00 $0.00 $26,030.00 $0.00 $0.00 $5,206,000.00
B-4 $3,644,000.00 $3,644,000.00 $0.00 $18,220.00 $0.00 $18,220.00 $0.00 $0.00 $3,644,000.00
CE* $10,939,704.25 $10,939,704.25 $0.00 $1,252,456.44 $0.00 $1,252,456.44 $0.00 N/A $10,939,704.25
P N/A $0.00 $0.00 $42,480.00 $0.00 $42,480.00 $0.00 N/A $0.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $509,700,000.00 $509,700,000.00 $2,763,495.04 $3,183,119.09 $0.00 $5,946,614.13 $0.00 $0.00 $506,936,504.96
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
AV-1 12498QAA4 $11.69055422 $3.57573610 NA $15.26629032 $0.00000000 $0.00000000 $988.30944578 5.14906%
AV-2 12498QAB2 $0.00000000 $3.61045830 NA $3.61045830 $0.00000000 $0.00000000 $1,000.00000000 5.19906%
AV-3 12498QAC0 $0.00000000 $3.65212495 NA $3.65212495 $0.00000000 $0.00000000 $1,000.00000000 5.25906%
AV-4
12498QAD8
$0.00000000 $3.71462510 NA $3.71462510 $0.00000000 $0.00000000 $1,000.00000000 5.34906%
M-1 12498QAE6 $0.00000000 $3.74240259 NA $3.74240259 $0.00000000 $0.00000000 $1,000.00000000 5.38906%
M-2 12498QAF3 $0.00000000 $3.74934695 NA $3.74934695 $0.00000000 $0.00000000 $1,000.00000000 5.39906%
M-3 12498QAG1 $0.00000000 $3.75629137 NA $3.75629137 $0.00000000 $0.00000000 $1,000.00000000 5.40906%
M-4 12498QAH9 $0.00000000 $3.79101356 NA $3.79101356 $0.00000000 $0.00000000 $1,000.00000000 5.45906%
M-5 12498QAJ5 $0.00000000 $3.79795819 NA $3.79795819 $0.00000000 $0.00000000 $1,000.00000000 5.46906%
M-6 12498QAK2 $0.00000000 $3.86045855 NA $3.86045855 $0.00000000 $0.00000000 $1,000.00000000 5.55906%
B-1 12498QAL0 $0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
B-2 12498QAM8
$0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
B-3 12498QAN6 $0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
B-4 12498QAP1 $0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
CE NA $0.00000000 $114.48723031 NA $114.48723031 $0.00000000 $0.00000000 $1,000.00000000 NA
P NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.10906%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
June 26, 2006
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
AV-1 5.14906% $845,257.53 $0.00 $0.00 $0.00 $0.00 $0.00 $845,257.53 $0.00
AV-2 5.19906% $204,745.48 $0.00 $0.00 $0.00 $0.00 $0.00 $204,745.48 $0.00
AV-3 5.25906% $272,634.78 $0.00 $0.00 $0.00 $0.00 $0.00 $272,634.78 $0.00
AV-4 5.34906% $163,736.96 $0.00 $0.00 $0.00 $0.00 $0.00 $163,736.96 $0.00
M-1 5.38906% $68,194.06 $0.00 $0.00 $0.00 $0.00 $0.00 $68,194.06 $0.00
M-2 5.39906% $64,417.53 $0.00 $0.00 $0.00 $0.00 $0.00 $64,417.53 $0.00
M-3 5.40906% $38,133.87 $0.00 $0.00 $0.00 $0.00 $0.00 $38,133.87 $0.00
M-4 5.45906% $33,550.47 $0.00 $0.00 $0.00 $0.00 $0.00 $33,550.47 $0.00
M-5 5.46906% $33,611.93 $0.00 $0.00 $0.00 $0.00 $0.00 $33,611.93 $0.00
M-6 5.55906% $31,150.04 $0.00 $0.00 $0.00 $0.00 $0.00 $31,150.04 $0.00
B-1 6.00000% $48,155.00 $0.00 $0.00 $0.00 $0.00 $0.00 $48,155.00 $0.00
B-2 6.00000% $40,345.00 $0.00 $0.00 $0.00 $0.00 $0.00 $40,345.00 $0.00
B-3 6.00000% $26,030.00 $0.00 $0.00 $0.00 $0.00 $0.00 $26,030.00 $0.00
B-4 6.00000% $18,220.00 $0.00 $0.00 $0.00 $0.00 $0.00 $18,220.00 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
June 26, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00 Available funds (A):
Advances $0.00 Servicer Remittance $5,988,960.93
Net Payments to Trust from Swap Counterparty $0.00
Net Funds from Supplemental Interest $0.00
Supplemental Interest Trust:
$5,988,960.93
Swap Notional Balance $483,150,000.00
Distributions (B):
Deposit: Investment Income $0.00 Trustee Fee $2,386.27
Deposit: Net Counterparty Payment $0.00 Net Payments to Counterparty from Swap Trust 39,960.53
Deposit: Counterparty Termination Payment $0.00 Total Interest distributed $3,183,119.09
Deposit / Withdrawal : Net Trust Payment to Counterparty $39,960.53 Total Principal distributed $2,763,495.04
Deposit / Withdrawal : Trust Termination Payment to Counterparty $0.00 $5,988,960.93
Withdrawal : to pay interest on certificates $0.00
Withdrawal : to Principal Remittance, Net Realized Losses $0.00 (A)-(B): -
Withdrawal : to pay Deferred Amounts $0.00
Withdrawal : to N, remaining amounts $0.00
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
June 26, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess available interest (A): $1,252,456.44
A) Rolling 6-Month Delinquency Average 0.000%
B) Ending Collateral Balance $517,876,209.21 1) as additional principal to certificates $0.00
C) 38.28% of prior period Senior Enhancement % 8.043% 2) Deferred Amounts + Interest thereon (not applied as prin) $0.00
D) Cumulative Loss Amount $0.00 3) Required Basis Risk Reserve Deposit to BRRF $0.00
E) Cumulative Realized Losses/Cut-off Balance 0.000% 4) Remaining Amounts to CE $1,252,456.44
F) Applicable Cumulative Loss % 100.000%
(B): $1,252,456.44
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 38.28% of prior Senior Enhancement %(A >= C)
NO (A)-(B) $0.00
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Overcollateralization:
Overcollateralization Amount (before distributions)
$10,939,704.25
Overcollateralization Release Amount $0.00
Overcollateralization Deficiency $0.00
Target Overcollateralization Amount $10,933,433.79
Overcollateralization Amount (after distributions) $10,939,704.25
Stepdown Date:
Relevant Information:
Senior Enhancement Percentage
21.011528%
The earlier of:
1) Distribution after Class A balances reduced to zero
NO
1) later of (x) Distribution in June 2009 NO
(y) Date when Senior Enhancement % >=41.8% NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
520,639,704.25
2,763,495.04
0.00
0.00
517,876,209.21
207,558.41
2,542,582.18
13,354.45
0.00
0.00
2,763,495.04
3,399,919.37
216,933.48
0.00
0.00
0.00
0.00
0.00
3,182,985.89
42,480.00
0.00
5,988,960.93
0.00
216,933.48
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
2,520
2,508
0.9946920000
7.83633%
7.33083%
12.83750%
0.00
0.00
0.00
0.00
1,489,640.18
8
0
0.00
GROUP:
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,475
509,789,113.51
509,980,913.52
33
8,087,095.70
8,098,362.94
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,475
509,789,113.51
509,980,913.52
33
8,087,095.70
8,098,362.94
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
377 24,881,438.60 4.80%
100K to 199.99K
1,031 157,513,034.28 30.42%
200K to 299.99K
665 162,464,388.62 31.37%
300K to 399.99K
278 95,180,705.31 18.38%
400K to 499.99K
105 46,580,985.15 8.99%
500K to 599.99K
31 16,800,877.30 3.24%
600K to 699.99K
13 8,352,934.64 1.61%
700K to 799.99K
7 5,265,617.53 1.02%
800K to 899.99K
1 836,227.78 0.16%
Total
2,508
517,876,209.21
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
Balance
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
4 955,861.85 0.18%
5.50% - 5.99%
26 6,256,927.22 1.21%
6.00% - 6.49%
108 29,940,608.74 5.78%
6.50% - 6.99%
418 105,127,289.75 20.30%
7.00% - 7.49%
361 82,327,556.58 15.90%
7.50% - 7.99%
488 108,855,612.93 21.02%
8.00% - 8.49%
271 53,118,481.05 10.26%
8.50% - 8.99%
300 58,268,505.32 11.25%
9.00% - 9.49%
162 29,715,575.91 5.74%
9.50% - 9.99%
111 17,051,791.75 3.29%
10.00% - 10.49%
52 6,371,727.18 1.23%
10.50% - 10.99%
66 9,194,350.68 1.78%
11.00% - 11.49%
42 3,813,580.34 0.74%
11.50% - 11.99%
71 5,496,222.83 1.06%
12.00% - 12.49%
16 859,864.11 0.17%
12.50% - 12.99%
10 444,582.11 0.09%
13.00% - 13.49%
1 32,979.00 0.01%
14.00% - 14.49%
1 44,691.86 0.01%
Total
2,508
517,876,209.21
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.84%
Count
Balance ($)
%
0.00% - 0.99%
1 344,247.76 0.08%
2.00% - 2.99%
5 1,048,732.80 0.24%
3.00% - 3.99%
21 4,832,504.68 1.08%
4.00% - 4.99%
23 5,955,556.23 1.34%
5.00% - 5.99%
724 180,831,228.17 40.59%
6.00% - 6.99%
705 154,748,158.65 34.74%
7.00% - 7.99%
392 77,660,666.33 17.43%
8.00% - 8.99%
101 18,942,199.54 4.25%
9.00% - 9.99%
8 1,121,537.06 0.25%
Total
1,980
445,484,831.22
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.26%
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
176 37,297,743.15 8.37%
2.00% - 2.99%
4 896,112.00 0.20%
3.00% - 3.99%
1 156,000.00 0.04%
4.00% - 4.99%
1 158,100.00 0.04%
5.00% - 5.99%
26 6,863,982.98 1.54%
6.00% - 6.99%
402 104,384,161.39 23.43%
7.00% - 7.99%
666 155,816,383.23 34.98%
8.00% - 8.99%
443 91,143,058.14 20.46%
9.00% - 9.99%
193 36,968,712.00 8.30%
10.00% - 10.99%
56 9,339,342.78 2.10%
11.00% - 11.99%
12 2,461,235.55 0.55%
Total
1,980
445,484,831.22
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.10%
Count
Balance ($)
%
11.00% - 11.99%
29 7,060,526.66 1.58%
12.00% - 12.99%
351 87,745,184.15 19.70%
13.00% - 13.99%
556 128,757,774.47 28.90%
14.00% - 14.99%
528 120,732,010.51 27.10%
15.00% - 15.99%
321 65,101,309.80 14.61%
16.00% - 16.99%
137 25,207,696.06 5.66%
17.00% - 17.99%
46 8,571,627.62 1.92%
18.00% - 18.99%
12 2,308,701.95 0.52%
Total
1,980
445,484,831.22
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.16%
Count
Balance ($)
%
6
1,731 385,070,007.70 86.44%
12
249 60,414,823.52 13.56%
Total
1,980
445,484,831.22
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,731 385,070,007.70 86.44%
12
249 60,414,823.52 13.56%
Total
1,980
445,484,831.22
100.00%
Frequency of Payment Adjustments
Months
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
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Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
1 Month LIBOR
21 4,405,209.20 0.99%
6 Month LIBOR
1,959 441,079,622.02 99.01%
Total
1,980
445,484,831.22
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
65 15,383,650.39 2.97%
3 Units
20 6,169,721.18 1.19%
4 Units
29 7,734,713.42 1.49%
Condominium
189 32,935,248.54 6.36%
High Rise Condo
7 1,022,218.12 0.20%
Low Rise Condo
4 701,187.00 0.14%
Manufactured Housing
3 240,646.42 0.05%
Planned Unit Development
356 80,491,350.79 15.54%
Single Family
1,817 369,787,615.29 71.40%
Townhouse
18 3,409,858.06 0.66%
Total
2,508
517,876,209.21
100.00%
Property Type
Type
Count
Balance ($)
%
2001
1 85,048.25 0.02%
2003
2 323,570.78 0.06%
2004
1 67,463.99 0.01%
2005
393 88,921,218.97 17.17%
2006
2,111 428,478,907.22 82.74%
Total
2,508
517,876,209.21
100.00%
Year of First Payment Date
Year
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
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Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 9.99%
1 45,829.92 0.01%
10.00% - 14.99%
2 77,792.11 0.02%
100.0% - 105.0%
42 7,560,788.51 1.46%
115.0% - 120.0%
1 35,175.18 0.01%
15.00% - 19.99%
14 755,198.07 0.15%
20.00% - 24.99%
169 10,592,297.77 2.05%
25.00% - 29.99%
25 2,674,814.78 0.52%
30.00% - 34.99%
10 1,206,740.86 0.23%
35.00% - 39.99%
9 1,568,080.62 0.30%
40.00% - 44.99%
13 1,946,256.41 0.38%
45.00% - 49.99%
25 4,155,173.53 0.80%
50.00% - 54.99%
53 9,231,357.72 1.78%
55.00% - 59.99%
51 10,552,388.68 2.04%
60.00% - 64.99%
97 21,721,407.52 4.19%
65.00% - 69.99%
97 18,808,852.21 3.63%
70.00% - 74.99%
141 28,753,908.96 5.55%
75.00% - 79.99%
313 70,976,171.31 13.71%
80.00% - 84.99%
746 176,068,110.21 34.00%
85.00% - 89.99%
225 51,006,619.48 9.85%
90.00% - 94.99%
344 71,571,993.24 13.82%
95.00% - 99.99%
130 28,567,252.12 5.52%
Total
2,508 517,876,209.21 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Count
Balance ($)
%
97 - 120
1 24,490.63 0.00%
145 - 168
2 340,546.85 0.07%
169 - 192
20 1,418,654.21 0.27%
217 - 240
9 1,271,664.20 0.25%
241 - 264
1 35,175.18 0.01%
265 - 288
2 111,436.66 0.02%
289 - 312
1 85,048.25 0.02%
313 - 336
1 50,487.92 0.01%
337 - 360
1,677 324,281,360.51 62.62%
457 - 480
554 133,016,859.48 25.69%
481 +
240 57,240,485.32 11.05%
Total
2,508
517,876,209.21
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 405
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
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Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
1 24,490.63 0.00%
145 - 168
2 340,546.85 0.07%
169 - 192
169 11,977,240.36 2.31%
217 - 240
9 1,271,664.20 0.25%
241 - 264
1 35,175.18 0.01%
265 - 288
2 111,436.66 0.02%
289 - 312
1 85,048.25 0.02%
313 - 336
1 50,487.92 0.01%
337 - 360
2,311 501,939,048.00 96.92%
457 - 480
11 2,041,071.16 0.39%
Total
2,508
517,876,209.21
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 351
Count
Balance ($)
%
97 - 120
1 24,490.63 0.00%
169 - 192
22 1,759,201.06 0.34%
217 - 240
9 1,271,664.20 0.25%
265 - 288
2 110,819.09 0.02%
289 - 312
1 35,792.75 0.01%
337 - 360
1,678 324,331,848.43 62.63%
361 - 384
1 85,048.25 0.02%
457 - 480
554 133,016,859.48 25.69%
481 +
240 57,240,485.32 11.05%
Total
2,508
517,876,209.21
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 410
Count
Balance ($)
%
97 - 120
1 24,490.63 0.00%
169 - 192
171 12,317,787.21 2.38%
217 - 240
9 1,271,664.20 0.25%
265 - 288
2 110,819.09 0.02%
289 - 312
1 35,792.75 0.01%
337 - 360
2,312 501,989,535.92 96.93%
361 - 384
1 85,048.25 0.02%
457 - 480
11 2,041,071.16 0.39%
Total
2,508
517,876,209.21
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 356
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
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Contact:
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Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
10 1,152,786.25 0.22%
ALASKA
2 369,350.24 0.07%
ARIZONA
237 41,178,692.89 7.95%
ARKANSAS
7 1,050,915.60 0.20%
CALIFORNIA
689 192,462,961.44 37.16%
COLORADO
85 13,808,380.68 2.67%
CONNECTICUT
12 2,200,511.99 0.42%
DELAWARE
2 438,548.01 0.08%
DISTRICT OF COLUMBIA
1 234,071.12 0.05%
FLORIDA
448 86,698,574.33 16.74%
GEORGIA
28 4,439,383.47 0.86%
HAWAII
4 1,245,173.98 0.24%
IDAHO
17 2,854,623.26 0.55%
ILLINOIS
107 22,039,623.36 4.26%
INDIANA
21 2,343,369.02 0.45%
IOWA
4 453,813.26 0.09%
KANSAS
9 1,363,895.07 0.26%
KENTUCKY
19 2,078,706.80 0.40%
LOUISIANA
23 2,489,256.69 0.48%
MAINE
5 777,251.18 0.15%
MARYLAND
61 12,700,632.64 2.45%
MASSACHUSETTS
21 4,712,323.97 0.91%
MICHIGAN
49 7,292,255.04 1.41%
MINNESOTA
32 5,624,027.03 1.09%
MISSISSIPPI
15 1,414,563.80 0.27%
MISSOURI
48 6,815,549.70 1.32%
NEBRASKA
7 808,372.58 0.16%
NEVADA
85 18,543,527.94 3.58%
NEW HAMPSHIRE
6 1,287,484.66 0.25%
NEW JERSEY
30 6,204,373.25 1.20%
NEW MEXICO
2 389,610.65 0.08%
NEW YORK
38 10,046,677.76 1.94%
NORTH CAROLINA
24 4,192,694.87 0.81%
OHIO
25 3,154,548.24 0.61%
OKLAHOMA
15 1,680,623.70 0.32%
OREGON
34 6,543,575.52 1.26%
PENNSYLVANIA
38 6,833,571.71 1.32%
RHODE ISLAND
5 1,299,685.44 0.25%
SOUTH CAROLINA
2 288,937.45 0.06%
TENNESSEE
20 2,081,375.12 0.40%
TEXAS
57 7,294,951.02 1.41%
UTAH
27 4,216,165.24 0.81%
VIRGINIA
55 10,175,258.07 1.96%
WASHINGTON
60 11,557,448.15 2.23%
WEST VIRGINIA
2 252,910.49 0.05%
WISCONSIN
14 1,814,090.53 0.35%
WYOMING
6 971,086.00 0.19%
Total
2,508
517,876,209.21
100.00%
Geographic Distribution by State
State
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
ARIZONA
ILLINOIS
NEVADA
COLORADO
MARYLAND
WASHINGTON
VIRGINIA
NEW YORK
TEXAS
MICHIGAN
PENNSYLVANIA
MISSOURI
OREGON
NEW JERSEY
MINNESOTA
MASSACHUSETTS
GEORGIA
UTAH
NORTH CAROLINA
OHIO
IDAHO
LOUISIANA
INDIANA
CONNECTICUT
TENNESSEE
KENTUCKY
WISCONSIN
OKLAHOMA
MISSISSIPPI
KANSAS
RHODE ISLAND
NEW HAMPSHIRE
HAWAII
ALABAMA
ARKANSAS
WYOMING
NEBRASKA
MAINE
IOWA
DELAWARE
NEW MEXICO
ALASKA
SOUTH CAROLINA
WEST VIRGINIA
DISTRICT OF
COLUMBIA
%
Collateral Balance Distribution by State
GROUP 1
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
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Contact:
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Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,475
509,789,113.51
98.44%
509,980,913.52
33
8,087,095.70
1.56%
8,098,362.94
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,508
517,876,209.21
518,079,276.46
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,475
509,789,113.51
98.44%
509,980,913.52
33
8,087,095.70
1.56%
8,098,362.94
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,508
517,876,209.21
100.00%
518,079,276.46
Current
30 - 59
days
Current 98.4%
30 - 59 days 1.6%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
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Contact:
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Account Administrator
651-495-3847
michael.bengtson@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
33 8,087,095.70 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
33
8,087,095.70
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
33
8,087,095.70
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
33
8,087,095.70
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
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651-495-3847
michael.bengtson@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
June 2006
Count
Balance ($)
30 - 59 days
33 8,087,095.70
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
06
Balance ($)
30 - 59 days
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
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CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
5.74%
2,555,936.63
5.74%
2,555,936.63
Life CPR
Percentage
Amount ($)
5.74% 5.74%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
6/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
6/
1/
20
06
Group 1
Total
Amount ($)
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
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Contact:
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Account Administrator
651-495-3847
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# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
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Account Administrator
651-495-3847
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# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
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Account Administrator
651-495-3847
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# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
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Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
12 2,549,900.00 2,542,582.18 0.00 520,639,704.25
0.49%
99.51%
1
Prepayment 0.49%
Liquidation 0.00%
Beginning Balance 99.51%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15638877 123,750.00 123,524.50 123,478.59 0.00 0.00 0.00 Voluntary PIF 05/24/2006 45.91 7.200% 1,976.40
15643984 152,750.00 152,181.32 152,085.08 0.00 0.00 0.00 Voluntary PIF 05/31/2006 96.24 5.250% 3,192.82
15644388 216,000.00 215,406.07 215,284.59 0.00 0.00 0.00 Voluntary PIF 05/30/2006 121.48 9.040% 0.00
15644560 308,000.00 307,121.55 306,898.49 0.00 0.00 0.00 Voluntary PIF 05/30/2006 223.06 7.750% 9,522.54
15644693 342,000.00 341,425.73 341,328.03 0.00 0.00 0.00 Voluntary PIF 05/26/2006 97.70 8.150% 0.00
15644909 306,000.00 305,896.09 305,896.09 0.00 0.00 0.00 Voluntary PIF 05/25/2006 0.00 8.150% 0.00
15657000 209,000.00 208,434.04 208,434.04 0.00 0.00 0.00 Voluntary PIF 05/24/2006 0.00 7.550% 6,311.80
15657505 157,500.00 157,011.12 156,911.27 0.00 0.00 0.00 Voluntary PIF 05/31/2006 99.85 8.450% 5,307.03
15662844 375,000.00 373,981.35 373,722.43 0.00 0.00 0.00 Voluntary PIF 05/24/2006 258.92 7.990% 11,954.58
15663511 138,500.00 138,050.79 137,936.82 0.00 0.00 0.00 Voluntary PIF 05/23/2006 113.97 7.100% 3,921.47
15667330 29,400.00 29,335.51 29,324.41 0.00 0.00 0.00 Voluntary PIF 05/23/2006 11.10 10.990% 293.36
15669625 192,000.00 191,404.06 191,282.34 0.00 0.00 0.00 Voluntary PIF 05/26/2006 121.72 8.450% 0.00
Total:
12
2,549,900.00
2,543,772.13
1,189.95
2,542,582.18
0.00
0.00
0.00
42,480.00
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
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Account Administrator
651-495-3847
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Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
06/22/2006 11:35 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL BREACHES LOAN DETAIL REPORT
06/22/2006 11:35 am